Financial Risks (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risks
Schedule of credit risk accounts receivable

	December 31,
	2020	2019	2018
Days past due account receivables	—	—	—
Not due account receivables	—	46,586	—
Total	—	46,586	—

Schedule of transaction exposure from contracted payment flows in foreign currency

		Operating
Currency Exposure 2020 (%)	Revenue	Expenses
USD	100%	35%
EUR	—	36%
GBP	—	6%
SEK	—	23%

		Operating
Currency Exposure 2019 (%)	Revenue	Expenses
USD	100%	22%
EUR	—	54%
GBP	—	3%
SEK	—	21%

		Operating
Currency Exposure 2018 (%)	Revenue	expenses
USD	—	10%
EUR	—	52%
GBP	—	2%
SEK	—	36%

Schedule of maturity analysis

	December 31, 2020
	<6 months	6-12 months	>12 months
Accounts payable	53,827	—	—
Other current liabilities	7,934	1,954	—
Accrued expenses	34,833	6,552	—

	December 31, 2019
	<6 months	6-12 months	>12 months
Accounts payable	24,384	—	—
Other current liabilities	2,151	1,243	—
Accrued expenses	21,982	2,659	—